UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06566
                                                     ---------

                           Phoenix Multi-Series Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr. Esq.
    Vice President, Chief Legal Officer,             John H. Beers, Esq.
    Counsel and Secretary for Registrant          Vice President and Counsel
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
               One American Row                        One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX MULTI-SERIES TRUST
GLOSSARY
JANUARY 31, 2007 (UNAUDITED)

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

PIK (Payment-in-Kind Security)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REITs(Real Estate Investment Trusts)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

When-issued and delayed delivery transactions (W.I. and TBA)
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Multi-Sector Fixed Income Fund

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
U.S. GOVERNMENT SECURITIES--4.0%

U.S. TREASURY BONDS--0.9%
U.S. Treasury Bond 4.50%, 2/15/36                    $ 1,500    $  1,402,501

U.S. TREASURY NOTES--3.1%
U.S. Treasury Note 4.625%, 11/15/16                    4,700       4,628,767
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,016,837)                                       6,031,268
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.9%

FNMA 5.50%, '34-'35                                    6,565       6,487,888
FNMA 6%, 8/1/34                                        1,217       1,225,217
FNMA 5%, 7/25/35                                         760         753,661
FNMA 5%, 9/25/35                                         551         546,857
FNMA 6%, 3/1/36                                          896         899,849
FNMA 6.50%, 8/1/36                                     1,427       1,451,559
FNMA TBA 6%, 2/1/37(r)                                 2,000       2,007,500
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,469,263)                                     13,372,531
--------------------------------------------------------------------------------

MUNICIPAL BONDS--1.5%

FLORIDA--1.3%
University of Miami Taxable Series
  A 7.65%, 4/1/20 (MBIA Insured)                       2,000       2,026,620

SOUTH DAKOTA--0.2%
South Dakota State Educational
  Enhancement Funding Corp. Taxable
  Series A 6.72%, 6/1/25                                 299         299,436
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,300,101)                                       2,326,056
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.8%

Bear Stearns Structured Products,
  Inc. 05-20N B 144A 8.82%,
  10/25/45(b)(c)                                         750         706,289
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.98%, 1/15/18                                       1,032         970,541
Green Tree Financial Corp. 99-2 M2
  7.21%, 12/1/30                                         948         175,931


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
Indymac Manufactured Housing
  Contract 98-1, A3 6.37%, 9/25/28                   $   868    $    852,182
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,732,327)                                       2,704,943
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--29.4%

AEROSPACE & DEFENSE--0.8%
DRS Technologies, Inc. 6.625%,
  2/1/16                                                 500         497,500
L-3 Communications Corp. 6.125%,
  1/15/14                                                550         532,125
L-3 Communications Corp. Series B
  6.375%, 10/15/15                                       250         243,437
                                                                ----------------
                                                                   1,273,062
                                                                ----------------
AIRLINES--2.9%
American Airlines, Inc. 01-1,
  6.977%, 11/23/22                                     1,798       1,776,711
Continental Airlines, Inc. 98-1A
  6.648%, 3/15/19                                        556         577,183
United Airlines, Inc. 00-2 7.032%,
  4/1/12                                               1,184       1,205,155
United Airlines, Inc. 01-1 6.071%,
  9/1/14                                                 809         813,605
                                                                ----------------
                                                                   4,372,654
                                                                ----------------
AUTOMOBILE MANUFACTURERS--0.4%
DaimlerChrysler NA Holding Corp.
  4.875%, 6/15/10                                        275         268,274
Ford Motor Co. 7.45%, 7/16/31                            375         306,094
                                                                ----------------
                                                                     574,368
                                                                ----------------
AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 8.875%, 1/1/14                               350         373,625
Hertz Corp. 10.50%, 1/1/16                               100         113,000
                                                                ----------------
                                                                     486,625
                                                                ----------------
BROADCASTING & CABLE TV--2.2%
CCH I Holdings LLC 11.75%,
  5/15/14(c)                                             175         167,563
CCH I Holdings LLC/CCH I Holdings
  Capital Corp. 11%, 10/1/15                             375         388,125
COX Communications, Inc. 5.45%,
  12/15/14                                               375         367,125
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc. 6.375%,
  6/15/15                                              1,000         957,500
Echostar DBS Corp. 6.625%, 10/1/14                       600         589,500
PanAmSat Corp. 144A 9%, 6/15/16(b)                       200         218,750

Phoenix Multi-Sector Fixed Income Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
BROADCASTING & CABLE TV--(CONTINUED)
Tele-Communications, Inc. 7.875%,
  8/1/13                                             $   500    $    555,724
                                                                ----------------
                                                                   3,244,287
                                                                ----------------
BUILDING PRODUCTS--0.8%
Esco Corp. 144A 8.625%, 12/15/13(b)                      600         621,000
Owens Corning, Inc. 144A 6.50%,
  12/1/16(b)                                             495         503,328
                                                                ----------------
                                                                   1,124,328
                                                                ----------------
CASINOS & GAMING--1.0%
Harrah's Operating Co., Inc.
  5.625%, 6/1/15                                         225         195,608
MGM MIRAGE 8.50%, 9/15/10                                250         269,375
Pokagon Gaming Authority 144A
  10.375%, 6/15/14(b)                                    125         137,812
River Rock Entertainment Authority
  9.75%, 11/1/11                                         250         268,125
Station Casinos, Inc. 6.875%, 3/1/16                     750         690,000
                                                                ----------------
                                                                   1,560,920
                                                                ----------------
CONSUMER FINANCE--2.1%
Ford Motor Credit Co. 8.371%,
  11/2/07(c)                                             150         152,199
Ford Motor Credit Co. 8.625%,
  11/1/10                                                395         408,461
Ford Motor Credit Co. 9.875%,
  8/10/11                                                220         235,766
Ford Motor Credit Co. 9.81%,
  4/15/12(c)                                              55          59,701
GMAC LLC 7.25%, 3/2/11                                 1,000       1,029,585
GMAC LLC 6.875%, 9/15/11                                 275         279,362
GMAC LLC 6%, 12/15/11                                  1,000         986,317
                                                                ----------------
                                                                   3,151,391
                                                                ----------------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Western Union Co. (The) 144A 5.93%,
  10/1/16(b)                                             560         554,481

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. 7.25%,
  9/1/16                                                 220         226,050

DIVERSIFIED CHEMICALS--0.5%
Huntsman International LLC 144A
  7.375%, 1/1/15(b)                                      750         768,750

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.0%
Adesa, Inc. 7.625%, 6/15/12                              500         517,500
Mobile Mini, Inc. 9.50%, 7/1/13                          975       1,046,906
                                                                ----------------
                                                                   1,564,406
                                                                ----------------
DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia) 6.875%, 2/1/14(d)                     320         330,400


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
DIVERSIFIED METALS & MINING--(CONTINUED)
Glencore Funding LLC 144A 6%,
  4/15/14(b)                                         $ 1,000    $    969,771
Neenah Corp. 144A 9.50%, 1/1/17(b)                       500         510,000
                                                                ----------------
                                                                   1,810,171
                                                                ----------------
ELECTRIC UTILITIES--1.5%
Midwest Generation LLC 8.75%, 5/1/34                   1,000       1,085,000
MSW Energy Holdings II LLC/MSW
  Energy Finance Co. II, Inc.
  Series B 7.375%, 9/1/10                                900         938,250
MSW Energy Holdings LLC/MSW Energy
  Finance Co., Inc. 8.50%, 9/1/10                        250         264,375
                                                                ----------------
                                                                   2,287,625
                                                                ----------------
FOOD RETAIL--0.4%
SUPERVALU, Inc. 7.50%, 11/15/14                          500         523,479

GAS UTILITIES--0.3%
AmeriGas Partners LP 7.25%, 5/20/15                      500         497,500

HEALTH CARE FACILITIES--1.3%
Concentra Operating Corp. 9.125%,
  6/1/12                                                 500         528,750
HCA, Inc. 144A 9.25%, 11/15/16(b)                        275         292,875
HealthSouth Corp. 144A 10.75%,
  6/15/16(b)                                             300         331,125
Psychiatric Solutions, Inc. 7.75%,
  7/15/15                                                375         375,938
Tenet Healthcare Corp. 9.875%,
  7/1/14                                                 375         382,031
                                                                ----------------
                                                                   1,910,719
                                                                ----------------
HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15                       110         103,500

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd.
  6.875%, 12/1/13(p)                                   1,250       1,275,552

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Panama S.A. 144A 6.35%,
  12/21/16(b)                                            225         218,256

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Embarq Corp. 7.082%, 6/1/16                              325         330,782
Windstream Corp. 8.625%, 8/1/16                          500         548,125
                                                                ----------------
                                                                     878,907
                                                                ----------------
INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc. 6.11%,
  1/29/37                                                500         495,582

LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International,
  Inc. 6.75%, 8/15/14                                    600         614,914

MANAGED HEALTH CARE--0.5%
Coventry Health Care, Inc. 8.125%,
  2/15/12                                                750         780,472

Phoenix Multi-Sector Fixed Income Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
METAL & GLASS CONTAINERS--0.4%
Plastipak Holdings, Inc. 144A
  8.50%, 12/15/15(b)                                 $   500    $    525,000

MORTGAGE REITS--0.7%
iStar Financial, Inc. 144A 5.95%,
  10/15/13(b)                                          1,000         999,902

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.875%, 5/1/12                         370         391,586
Viacom, Inc. 6.25%, 4/30/16                              375         374,201
                                                                ----------------
                                                                     765,787
                                                                ----------------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17                                350         360,500

OIL & GAS EQUIPMENT & SERVICES--0.2%
Weatherford International Ltd.
  5.50%, 2/15/16                                         375         362,195

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Chesapeake Energy Corp. 6.875%,
  1/15/16                                                750         746,250
Denbury Resources, Inc. 7.50%,
  4/1/13                                                 600         603,000
Swift Energy Co. 7.625%, 7/15/11                         500         511,250
                                                                ----------------
                                                                   1,860,500
                                                                ----------------
OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The)
  9.25%, 2/1/10                                          750         787,090

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Kinder Morgan Management LLC 5.70%,
  1/5/16                                                 400         373,471
ONEOK Partners LP 6.15%, 10/1/16                         285         289,134
                                                                ----------------
                                                                     662,605
                                                                ----------------
PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc. 6.85%, 4/1/16                          400         408,084

PAPER PRODUCTS--0.8%
Abitibi-Consolidated Finance LP
  7.875%, 8/1/09                                         375         387,187
Verso Paper Holdings LLC and Verso
  Paper, Inc.  144A 11.375%,
  8/1/16(b)                                              725         772,125
                                                                ----------------
                                                                   1,159,312
                                                                ----------------
PUBLISHING--0.3%
Idearc, Inc. 144A 8%, 11/15/16(b)                        500         510,625

SEMICONDUCTORS--0.5%
Freescale Semiconductor, Inc. 144A
  10.125%, 12/15/16(b)                                   715         715,000

SPECIALIZED CONSUMER SERVICES--0.6%
Stewart Enterprises, Inc. 6.25%,
  2/15/13                                              1,000         965,000


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
SPECIALIZED REITS--0.7%
Health Care REIT, Inc. 5.875%,
  5/15/15                                            $ 1,000    $    982,487

SPECIALTY STORES--0.3%
Michaels Stores, Inc. 144A 11.375%,
  11/1/16(b)                                             375         406,875

TOBACCO--0.6%
Reynolds American, Inc. 7.30%,
  7/15/15                                                500         520,799
Reynolds American, Inc. 7.625%,
  6/1/16                                                 375         398,614
                                                                ----------------
                                                                     919,413
                                                                ----------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc.
  6.50%, 2/15/12                                         310         306,900

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Nextel Communications, Inc. Series F
  5.95%, 3/15/14(p)                                    1,250       1,221,711
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $43,595,394)                                     44,216,985
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.9%

Adjustable Rate Mortgage Trust
  05-3, 2A1 4.697%, 7/25/35(c)                           730         723,178
Bear Stearns Structured Products,
  Inc. 04-15, A2 P.O. 144A 0%,
  11/27/34(b)                                            476         453,373
Bear Stearns Structured Products,
  Inc. 05-10 144A 7.82%,
  4/26/35(b)(c)                                          525         525,332
Chase Mortgage Finance Corp. 06-A1,
  4A1 6.072%, 9/25/36(c)                               1,360       1,360,106
Citicorp Mortgage Securities 06-7,
  1A1 6%, 12/25/36                                     1,092       1,087,820
First Horizon Mortgage Pass-Through
  Trust 04-AR4, 2A1 4.403%,
  8/25/34(c)                                           1,419       1,390,203
First Horizon Mortgage Pass-Through
  Trust 05-AR1, 2A1 5.013%,
  4/25/35(c)                                             723         718,701
FMAC Loan Receivables Trust 98-CA,
  A2 144A 6.66%, 1/15/12(b)                              344         335,058
Indymac Index Mortgage Loan Trust
  05-AR8, B4 7.10%, 4/25/35(c)                           529         499,853
Indymac Index Mortgage Loan Trust
  06-AR25, 3A1 6.401%, 9/25/36(c)                      1,163       1,180,537
JPMorgan Mortgage Trust 05-S3, 1A12
  6%, 1/25/36                                            661         654,535
MASTR Alternative Loans Trust 05-5,
  3A1 5.75%, 8/25/35                                     607         602,647

Phoenix Multi-Sector Fixed Income Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
MASTR Alternative Net Interest
  Margin 06-6, N1 144A 6.32%,
  9/26/46(b)                                         $   230    $    226,443
MASTR Resecuritization Trust 05-1
  144A 5%, 10/28/34(b)                                   448         424,786
Residential Accredit Loans, Inc.
  05-QA4, A5 5.459%, 4/25/35(c)                        1,011       1,000,410
Structured Asset Securities Corp.
  03-32, 1A1 5.23%, 11/25/33(c)                          588         567,804
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                                1,041       1,036,478
Timberstar Trust 06-1 C 144A
  5.884%, 10/15/36(b)                                  1,000       1,006,777
Washington Mutual, Inc. 05-AR13,
  B13 144A 6.55%, 10/25/45(b)(c)                         514         430,878
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1 5%,
  5/25/20                                                635         615,901
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,942,002)                                     14,840,820
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.3%

ARGENTINA--3.1%
Republic of Argentina PIK Interest
  Capitalization 8.28%, 12/31/33                       2,699       3,106,680
Republic of Argentina Series GDP
  0%, 12/15/35(c)                                     12,018       1,650,126
                                                                ----------------
                                                                   4,756,806
                                                                ----------------
AUSTRALIA--0.4%
Commonwealth of Australia Series
  909 7.50%, 9/15/09                                     690(g)      553,619

BRAZIL--2.5%
Federative Republic of Brazil
  12.50%, 1/5/16                                       3,199(h)    1,720,702
Federative Republic of Brazil 6%,
  1/17/17                                                275         269,363
Federative Republic of Brazil 11%,
  8/17/40                                              1,400       1,845,550
                                                                ----------------
                                                                   3,835,615
                                                                ----------------
CANADA--0.9%
Commonwealth of Canada 4.25%, 9/1/09                   1,560(i)    1,330,653

COLOMBIA--0.4%
Republic of Colombia 10%, 1/23/12                        500         586,250

EL SALVADOR--0.3%
Republic of El Salvador 144A
  7.625%, 9/21/34(b)                                     350         402,500

GERMANY--0.8%
Federal Republic of Germany 144A
  3.25%, 4/17/09(b)                                      897(j)    1,151,389


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%,
  10/6/34(b)                                         $   675    $    776,250

MEXICO--0.5%
United Mexican States Series MI10
  9.50%, 12/18/14                                      7,565(k)      752,051

NORWAY--0.5%
Kingdom of Norway 5.50%, 5/15/09                       4,400(m)      717,566

PHILIPPINES--1.0%
Republic of Philippines 9.50%,
  2/2/30                                                 575         761,156
Republic of Philippines 6.375%,
  1/15/32                                                750         728,438
                                                                ----------------
                                                                   1,489,594
                                                                ----------------
RUSSIA--0.5%
Russian Federation RegS 5%,
  3/31/30(c)(e)                                          650         723,531

SOUTH AFRICA--0.1%
Republic of South Africa Series
  R153 13%, 8/31/10                                      920(n)      146,102

SWEDEN--0.7%
Kingdom of Sweden Series 1043 5%,
  1/28/09                                              7,575(o)    1,113,261

TURKEY--0.9%
Republic of Turkey 9%, 6/30/11                           500         558,125
Republic of Turkey 11.50%, 1/23/12                       450         551,250
Republic of Turkey 7.25%, 3/15/15                        250         259,375
                                                                ----------------
                                                                   1,368,750
                                                                ----------------
UKRAINE--0.7%
Republic of Ukraine, Ministry of
  Finance 144A 6.58%, 11/21/16(b)                      1,000       1,003,400

URUGUAY--1.2%
Republic of Uruguay 8%, 11/18/22                       1,650       1,848,000

VENEZUELA--2.3%
Republic of Venezuela 9.25%, 9/15/27                   1,000       1,230,000
Republic of Venezuela RegS 5.375%,
  8/7/10(e)                                            2,260       2,192,200
                                                                ----------------
                                                                   3,422,200
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,647,015)                                     25,977,537
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--11.5%

BRAZIL--0.4%
Vale Overseas Ltd. 6.25%, 1/11/16                        500         505,052

Phoenix Multi-Sector Fixed Income Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
BRAZIL--(CONTINUED)
Vale Overseas Ltd. 6.25%, 1/23/17                    $   140    $    140,613
                                                                ----------------
                                                                     645,665
                                                                ----------------
CANADA--1.8%
Catalyst Paper Corp. 7.375%, 3/1/14                      750         735,000
European Investment Bank 144A,
  4.60%, 1/30/37(b)                                      375(i)      314,824
Rogers Cable, Inc. 7.875%, 5/1/12                      1,000       1,081,953
Rogers Wireless Communications,
  Inc. 6.375%, 3/1/14                                    575         578,594
                                                                ----------------
                                                                   2,710,371
                                                                ----------------
CHILE--0.8%
Empresa Nacional de Electricidad SA
  8.35%, 8/1/13                                          350         394,511
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                                      817         775,499
                                                                ----------------
                                                                   1,170,010
                                                                ----------------
GERMANY--0.2%
Aries Vermoegensverwaltung GmbH
  144A 7.75%, 10/25/09(b)                                250(j)      361,274

INDIA--0.3%
ICICI Bank Ltd. 144A 6.375%,
  4/30/22(b)(c)                                          375         373,184

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%,
  9/29/49(b)(c)                                          750         730,322

KAZAKHSTAN--1.5%
Kazkommerts International BV 144A
  7.875%, 4/7/14(b)                                      250         257,031
Tengizchevroil Finance Co. SARL
  144A 6.124%, 11/15/14(b)                             1,000         997,700
TuranAlem Finance BV 144A 7.875%,
  6/2/10(b)                                            1,000       1,032,000
                                                                ----------------
                                                                   2,286,731
                                                                ----------------
MALAYSIA--0.5%
Malaysia International Shipping
  Corp. Capital Ltd. 144A 6.125%,
  7/1/14(b)                                              750         775,666

MEXICO--0.5%
America Movil S.A. de C.V. 5.50%,
  3/1/14                                                 500         489,808
Vitro S.A. de C.V. 144A 8.625%,
  2/1/12(b)                                              220         223,300
                                                                ----------------
                                                                     713,108
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
RUSSIA--1.9%
Gazprom International SA 144A
  7.201%, 2/1/20(b)                                  $ 1,000    $  1,048,500
Gazprom OAO (Gaz Capital SA) 144A
  6.212%, 11/22/16(b)                                  1,260       1,246,140
OJSC Vimpel Communications 144A
  8.375%, 10/22/11(b)                                    500         533,750
                                                                ----------------
                                                                   2,828,390
                                                                ----------------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A 5.796%,
  12/29/49(b)(c)                                         500         484,688

SOUTH KOREA--1.0%
C&M Finance Ltd. 144A 8.10%,
  2/1/16(b)                                              500         512,850
Woori Bank 144A 6.125%, 5/3/16(b)(c)                   1,000       1,017,298
                                                                ----------------
                                                                   1,530,148
                                                                ----------------
UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
  5.875%, 10/27/16(b)                                    825         825,276

UNITED KINGDOM--0.3%
Ineos Group Holdings plc 144A
  8.50%, 2/15/16(b)                                      500         481,250

UNITED STATES--0.9%
General Electric Capital Corp.
  6.625%, 4/17/09                                        615(l)      415,723
Nova Chemicals Corp. 8.502%,
  11/15/13(c)                                            975         975,000
                                                                ----------------
                                                                   1,390,723
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $17,192,230)                                     17,306,806
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc. Cv
  2.875%, 9/30/10                                        300         285,000
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $254,096)                                           285,000
--------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(d)--1.3%

INDONESIA--0.3%
Republic of Indonesia 11.341%,
  6/15/09(c)                                             380         367,042

TURKEY--1.0%
Republic of Turkey 0%, 8/15/08                         1,500       1,565,100
--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $1,952,905)                                       1,932,142
--------------------------------------------------------------------------------

Phoenix Multi-Sector Fixed Income Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
DOMESTIC LOAN AGREEMENTS--11.6%

APPAREL RETAIL--0.6%
Hanesbrands, Inc. Tranche B 7.65%,
  9/5/13(c)                                          $   180    $    182,138
HBI Branded Apparel Ltd., Inc.
  Tranche 9.15%, 3/5/14(c)                               200         205,750
Totes Isotoner Corp. Tranche
  11.86%, 2/28/14(c)                                     500         502,500
                                                                ----------------
                                                                     890,388
                                                                ----------------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The)
  Tranche 7.88%, 10/24/12(c)                             325         329,063

AUTO PARTS & EQUIPMENT--0.7%
Mark IV Tranche 1 5.414%, 6/15/13(c)                     648         649,996
Mark IV Tranche 2 5.414%, 6/15/13(c)                     175         175,875
Tenneco Automotive, Inc. Tranche B
  8.13%, 12/12/10(c)                                     282         283,211
                                                                ----------------
                                                                   1,109,082
                                                                ----------------
AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp. Tranche B
  7.745%, 11/29/13(c)                                    475         482,125

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. Tranche 7.38%,
  12/21/12(c)                                             50          50,312
Hertz Corp. Tranche B 7.38%,
  12/21/12(c)                                            339         340,964
                                                                ----------------
                                                                     391,276
                                                                ----------------
BROADCASTING & CABLE TV--0.5%
Charter Communications Operating
  LLC  Tranche 7.751%, 4/28/13(c)                        744         751,761

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. Tranche
  7.372%, 8/16/13(c)                                     125         126,094

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Solar Capital Corp. Tranche 7.215%,
  2/11/13(c)                                           1,437       1,451,847

DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The)
  Tranche 6.706%, 4/6/13(c)                            1,241       1,248,514

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Aramark LLC Tranche 7.49%,
  2/28/14(c)                                              13          12,666
Aramark LLC Tranche B 7.49%,
  2/28/14(c)                                             177         179,709
                                                                ----------------
                                                                     192,375
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc.
  Tranche B 8.115%, 12/21/13(c)                      $   250    $    251,250

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
  Tranche 6.89%, 1/15/12(c)                              315         316,771
Allied Waste North America, Inc.
  Tranche A 6.89%, 1/15/12(c)                            124         124,511
                                                                ----------------
                                                                     441,282
                                                                ----------------
GENERAL REVENUE--0.1%
Wimar Opco LLC Tranche B 7.86%,
  1/3/12(c)                                              125         125,781

HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche B 8.125%,
  11/1/13(c)                                             265         268,312
LifePoint Hospitals, Inc. Tranche B
  6.185%, 4/15/12(c)                                     433         433,385
                                                                ----------------
                                                                     701,697
                                                                ----------------
HEALTH CARE SERVICES--0.5%
Fresenius Medical Care AG & Co.
  Tranche B 6.403%, 3/31/13(c)                           744         737,396

HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B
  6.204%, 2/22/13(c)                                     226         226,713

HOUSEWARES & SPECIALTIES--0.3%
Tupperware Brands Corp. Tranche B
  6.39%, 12/1/12(c)                                      405         403,904

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
NRG Energy, Inc. Tranche B 6.91%,
  2/1/13(c)                                            1,300       1,311,276

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1 7.52%,
  8/24/11(c)                                             468         472,416

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Helix Energy Solutions Group, Inc.
  Tranche 5.162%, 7/1/13(c)                              744         743,648

PAPER PRODUCTS--1.3%
Georgia-Pacific Corp. Tranche A
  6.88%, 12/20/10(c)                                     433         434,749
Georgia-Pacific Corp. Tranche B
  6.499%, 12/20/12(c)                                    670         674,125
NewPage Corp. Tranche B 7.09%,
  5/2/11(c)                                              841         851,203
                                                                ----------------
                                                                   1,960,077
                                                                ----------------

Phoenix Multi-Sector Fixed Income Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. Tranche B 7.57%,
  10/18/12(c)                                        $   244    $    244,631

PUBLISHING--0.7%
Idearc, Inc. Tranche B 7.376%,
  11/17/14(c)                                          1,000       1,008,750

SEMICONDUCTORS--0.5%
Advanced Micro Devices, Inc.
  Tranche B 7.62%, 10/24/13(c)                           727         733,740

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  7.97%, 12/16/11(c)                                     125         126,170

TOBACCO--0.1%
Reynolds American, Inc. Tranche
  5.238%, 5/31/12(c)                                     140         140,959

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Tranche 7.13%,
  2/14/11                                                168         169,757
United Rentals, Inc. Tranche B
  7.13%, 2/14/11(c)                                       76          76,871
                                                                ----------------
                                                                     246,628
                                                                ----------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc.
  Tranche B 7.97%, 6/16/13(c)                            623         630,841
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $17,430,058)                                     17,479,684
--------------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                   ----------   ----------------
DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(q)                  137,550    $      2,063

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(q)                             3,650           5,840
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                             7,903
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $144,288,594)                                   146,481,675
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
SHORT-TERM INVESTMENTS--3.9%

COMMERCIAL PAPER(s)--3.9%
UBS Finance Delaware LLC 5.26%,
  2/1/07                                             $ 2,450    $  2,450,000
Bank of America Corp. 5.24%, 2/6/07                    3,500       3,497,453
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,947,453)                                       5,947,453
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $150,236,047)                                   152,429,128(a)

Other assets and liabilities, net--(1.3)%                         (2,024,025)
                                                                ----------------
NET ASSETS--100.0%                                              $150,405,103
                                                                ================


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,563,656 and gross depreciation of $1,515,513 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $150,380,985.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $28,488,702 or 18.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2007, these securities amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents New Zealand Dollar.
(m) Par value represents Norwegian Krone.
(n) Par value represents South African Rand.
(o) Par value represents Swedish Krona.
(p) All or a portion segregated as collateral for a when-issued security or forward currency contracts.
(q) Non-income producing.
(r) When-issued security.
(s) The rate shown is the discount rate.

Phoenix Multi-Sector Short Term Bond Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
U.S. GOVERNMENT SECURITIES--2.4%

U.S. TREASURY NOTES--2.4%
U.S. Treasury Note 4.50%, 11/30/11                   $ 5,000    $  4,930,860
U.S. Treasury Note 4.75%, 1/31/12                     32,000      31,904,992
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $36,847,781)                                     36,835,852
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.1%
FHLB 5.625%, 8/14/08                                   4,780       4,780,507
FHLMC 4.65%, 10/10/13                                  4,785       4,592,208
FHLMC 6%, 8/1/34                                       2,830       2,845,406
FNMA 5.50%, '17-'35                                   64,688      64,059,110
FNMA 6%, '17-'34                                      13,539      13,617,425
FNMA 4.50%, 4/1/18                                     2,042       1,963,412
FNMA 5%, '18-'35                                      39,554      38,967,852
FNMA 6.50%, 8/1/36                                    13,426      13,650,140
FNMA TBA 6%, 2/1/37(p)                                 7,200       7,224,754
GNMA 6.50%, '31-'32                                      866         889,524
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $154,095,766)                                   152,590,338
--------------------------------------------------------------------------------

MUNICIPAL BONDS--1.6%

CALIFORNIA--0.1%
Fresno County Pension Obligation
  Taxable 6.06%, 8/15/09 (FGIC
  Insured)                                             1,915       1,948,512

CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe
  Taxable Series A 144A 6.91%,
  9/1/12 (MBIA Insured)(b)                             3,500       3,649,975

FLORIDA--0.1%
Collier County Water-Sewer District
  Taxable Series A 2.625%, 7/1/07
  (FSA Insured)                                        1,325       1,310,332

NEW YORK--0.5%
New York State Dormitory Authority
  Higher Education Taxable Series B
  3.35%, 12/15/09                                      2,500       2,371,400
Sales Tax Asset Receivable Taxable
  Series B 3.83%, 10/15/09 (FGIC
  Insured)                                             5,000       4,828,300
                                                                ----------------
                                                                   7,199,700
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
PENNSYLVANIA--0.6%
Philadelphia Authority for
  Industrial Development Pension
  Funding Retirement Systems
  Taxable Series A 5.69%, 4/15/07
  (MBIA Insured)                                     $ 1,000    $  1,000,380
Philadelphia School District
  Taxable Series C 4.11%, 7/1/08
  (FSA Insured)                                        2,470       2,428,307
Philadelphia School District
  Taxable Series C 4.20%, 7/1/09
  (FSA Insured)                                        2,570       2,503,437
Philadelphia School District
  Taxable Series C 4.29%, 7/1/10
  (FSA Insured)                                        2,255       2,180,021
Philadelphia School District
  Taxable Series C 4.43%, 7/1/11
  (FSA Insured)                                        1,015         977,577
                                                                ----------------
                                                                   9,089,722
                                                                ----------------
SOUTH DAKOTA--0.0%
South Dakota State Educational
  Enhancement Funding Corp. Taxable
  Series A 6.72%, 6/1/25                                 151         151,638

WASHINGTON--0.1%
Washington State Housing Trust Fund
  Taxable Series T 5%, 7/1/08                          1,000         996,340
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $25,053,022)                                     24,346,219
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.1%
American General Mortgage Loan
  Trust 06-1, A2 144A 5.75%,
  12/25/35(b)(c)                                       8,392       8,357,257
AmeriCredit Automobile Receivables
  Trust 06-1 E1 144A 6.62%,
  5/6/13(b)                                            7,000       6,997,620
Amerifirst Home Improvement Finance
  Trust 06-1 9.32%, 7/17/17(c)                         4,685       4,703,721
Associates Manufactured Housing
  Pass-Through Certificates 96-1,
  A5 7.60%, 3/15/27                                       44          44,061
Bayview Financial Acquisition Trust
  06-B, 1A2 5.80%, 4/28/36(c)                          4,000       4,000,816
Bear Stearns Structured Products,
  Inc. 05-20N B 144A 8.82%,
  10/25/45(b)(c)                                       5,000       4,708,594
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.98%, 1/15/18                                       3,495       3,284,909
Capital Auto Receivables Asset
  Trust 06-1 D 144A 7.16%,
  1/15/13(b)                                           2,000       2,013,569

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
Carmax Auto Owner Trust 05-1 C
  4.82%, 10/15/11                                    $ 4,135    $  4,077,794
Carssx Finance Ltd. 04-AA, B3 144A
  8.67%, 1/15/11(b)(c)                                   911         926,662
Conseco Finance Securitizations
  Corp. 01-3, A4 6.91%, 5/1/33(c)                      3,700       3,806,022
Conseco Finance Securitizations
  Corp. 02-2, A2 6.03%, 3/1/33                         2,833       2,848,265
Credit Based Asset Servicing and
  Securitization LLC 07-CB1, AF2
  5.721%, 1/25/37                                      5,000       4,999,976
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3 4.622%, 11/25/35(c)                       4,167       4,122,708
GMAC Mortgage Corp. Loan Trust
  06-HE2, A3 6.32%, 5/25/36                           11,335      11,435,952
Great America Leasing Receivables
  05-1, A4 144A 4.97%, 8/20/10(b)                      6,700       6,627,305
Green Tree Financial Corp. 99-2 M2
  7.21%, 12/1/30                                       4,829         896,367
GSAMP Trust 05-HE4N, N1 144A 5.50%,
  7/25/45(b)                                           1,275       1,236,338
GSAMP Trust 05-S1 B3 6.75%,
  12/25/34(c)                                            986         798,990
GSAMP Trust 06-S4 M6 6.52%,
  5/25/36(c)                                          10,026       9,940,943
Home Equity Asset Trust 06-7N A
  144A 6%, 2/25/37(b)                                  3,560       3,477,139
Hyundai Auto Receivables Trust 06-A
  D 5.52%, 11/15/12                                    3,900       3,892,048
Indymac Manufactured Housing
  Contract 98-1, A3 6.37%, 9/25/28                     2,997       2,941,227
Long Beach Auto Receivables Trust
  04-A, A2 2.841%, 7/15/10(c)                          2,181       2,138,190
Long Grove Collateral Loan
  Obligation Ltd. 04-1A C 144A
  7.80%, 5/25/16(b)(c)                                 1,600       1,620,800
Long Grove Collateral Loan
  Obligation Ltd. 04-1A D 144A
  12.15%, 5/25/16(b)(c)                                  500         523,750
M&I Auto Loan Trust 03-1 B 3.45%,
  2/21/11                                              2,500       2,456,345
MMCA Automobile Trust 02-1 C 6.20%,
  1/15/10                                              2,805       2,802,054
Renaissance Home Equity Loan Trust
  05-1, AF2 4.263%, 5/25/35(c)                           694         690,957
Renaissance Home Equity Loan Trust
  05-3, AF4 5.14%, 11/25/35(c)                         5,380       5,333,846
Renaissance Home Equity Loan Trust
  06-1, M1 6.063%, 5/25/36(c)                          4,000       4,007,692
Renaissance Home Equity Loan Trust
  06-2, AF4 6.115%, 8/25/36(c)                         5,640       5,696,400


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
Residential Funding Mortgage
  Securities II, Inc. 05-HI2, A3
  4.46%, 5/25/35                                     $ 5,445    $  5,377,546
Soundview Home Equity Loan Trust
  05-CTX1, A3 5.322%, 11/25/35(c)                      3,900       3,875,737
Structured Asset Securities Corp.
  05-7XS, 1A2B 5.27%, 4/25/35(c)                       7,161       7,127,709
Taganka Car Loan Finance plc 06-1A
  A 144A 6.341%, 11/14/13(b)(c)                        1,918       1,917,841
Vanderbuilt Acquisition Loan Trust
  02-1, A3 5.70%, 9/7/23                                 323         323,211
Wachovia Auto Loan Owner Trust
  06-2A E 144A 7.05%, 5/20/14(b)                       5,000       4,985,200
Washington Mutual 06-AR16, 1A1
  5.634%, 12/25/36(c)                                  8,563       8,540,036
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $154,091,201)                                   153,555,597
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--17.4%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. Series B
  6.375%, 10/15/15                                     1,500       1,460,625

AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc.
  8.25%, 7/15/07                                         500         504,714

AIRLINES--3.8%
American Airlines, Inc. 01-1,
  6.977%, 11/23/22                                    17,812      17,600,221
Continental Airlines, Inc. 98-1A
  6.648%, 3/15/19                                      2,392       2,481,602
Delta Air Lines, Inc. 00-1, A-1 7
  7.379%, 11/18/11                                     5,635       5,695,288
JetBlue Airways Corp. 04-1, 9.61%,
  3/15/08(c)                                           5,191       5,258,857
JetBlue Airways Corp. 04-2C 8.474%,
  5/15/10(c)                                           3,210       3,228,464
PBG Aircraft Trust 144A 6.765%,
  10/1/12(b)                                           6,793       6,601,871
United Airlines, Inc. 00-2 7.032%,
  4/1/12                                               6,230       6,342,918
United Airlines, Inc. 01-1 6.071%,
  9/1/14                                              10,522      10,575,045
                                                                ----------------
                                                                  57,784,266
                                                                ----------------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                   2,370       2,323,574

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  4.875%, 6/15/10                                      1,150       1,121,017
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13                                      1,800       1,842,694
                                                                ----------------
                                                                   2,963,711
                                                                ----------------

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 8.875%, 1/1/14                           $ 2,595    $  2,770,163

BROADCASTING & CABLE TV--0.7%
COX Communications, Inc. 3.875%,
  10/1/08                                              1,000         975,280
COX Communications, Inc. 4.625%,
  6/1/13(o)                                            5,620       5,309,270
Tele-Communications, Inc. 7.875%,
  8/1/13                                               3,800       4,218,095
                                                                ----------------
                                                                  10,502,645
                                                                ----------------
BUILDING PRODUCTS--0.2%
Esco Corp. 144A 8.625%, 12/15/13(b)                    1,725       1,785,375
Masco Corp. 4.625%, 8/15/07                            1,125       1,117,722
                                                                ----------------
                                                                   2,903,097
                                                                ----------------
CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc.
  7.125%, 6/1/07                                         500         501,738
Harrah's Operating Co., Inc. 5.50%,
  7/1/10                                               1,500       1,475,610
MGM MIRAGE 6.75%, 8/1/07                                 300         302,250
MGM MIRAGE 8.50%, 9/15/10                              2,250       2,424,375
                                                                ----------------
                                                                   4,703,973
                                                                ----------------
CONSUMER FINANCE--2.0%
Ford Motor Credit Co. 8.371%,
  11/2/07(c)                                           1,560       1,582,868
Ford Motor Credit Co. 6.625%,
  6/16/08                                              1,100       1,099,744
Ford Motor Credit Co. 9.875%,
  8/10/11                                              2,080       2,229,061
Ford Motor Credit Co. 8.11%,
  1/13/12(c)                                           1,000       1,005,328
Ford Motor Credit Co. 9.81%,
  4/15/12(c)                                           3,389       3,660,120
General Electric Capital Corp.
  6.125%, 2/22/11                                      3,000       3,091,806
GMAC LLC 6.516%, 9/23/08(c)                            2,000       2,010,640
GMAC LLC 6.875%, 9/15/11                               2,805       2,849,487
GMAC LLC 6.75%, 12/1/14                                  900         914,527
HSBC Finance Corp. 4.125%, 11/16/09                    2,000       1,942,420
MBNA Corp. 4.625%, 9/15/08                             2,300       2,270,024
SLM Corp. 2.585%, 2/1/10(c)(o)                         8,000       7,605,680
                                                                ----------------
                                                                  30,261,705
                                                                ----------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09                       3,000       2,922,390

DIVERSIFIED BANKS--0.1%
Wells Fargo & Co. 3.125%, 4/1/09                       1,500       1,433,810

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
  4.75%, 1/13/12                                       1,120       1,085,046


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia) 6.875%, 2/1/14(d)                 $ 2,170    $  2,240,525

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07                     1,000       1,005,080

ELECTRIC UTILITIES--0.8%
Consumers Energy Co. Series H
  4.80%, 2/17/09                                       2,000       1,974,162
Entergy Gulf States, Inc. 3.60%,
  6/1/08                                               3,500       3,406,652
MSW Energy Holdings II LLC/MSW
  Energy Finance Co. II, Inc.
  Series B 7.375%, 9/1/10                              1,500       1,563,750
MSW Energy Holdings LLC/MSW Energy
  Finance Co., Inc. 8.50%, 9/1/10                      1,500       1,586,250
PPL Capital Funding Trust I Series
  A 4.33%, 3/1/09                                      4,250       4,129,461
                                                                ----------------
                                                                  12,660,275
                                                                ----------------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
  Series B 5.75%, 2/15/11                              2,200       2,145,000

FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10                         1,000       1,069,394
Safeway, Inc. 4.125%, 11/1/08                          2,000       1,953,888
Safeway, Inc. 6.50%, 11/15/08                          1,000       1,015,874
                                                                ----------------
                                                                   4,039,156
                                                                ----------------
HEALTH CARE EQUIPMENT--0.1%
Fisher Scientific International,
  Inc. 6.125%, 7/1/15                                  2,125       2,111,557

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A 9.125%, 11/15/14(b)                     1,900       2,025,875

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc. 7.25%,
  8/15/13                                              1,000       1,062,202

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 4.875%, 1/15/10                    2,500       2,447,200

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
AES Panama S.A. 144A 6.35%,
  12/21/16(b)                                          2,300       2,231,058

INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc. 5.50%, 1/15/09                    1,035       1,041,134

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
AT&T Corp. 7.30%, 11/15/11                             2,200       2,377,747

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
INVESTMENT BANKING & BROKERAGE--0.5%
Goldman Sachs Group, Inc. (The)
  4.75%, 7/15/13                                     $ 3,958    $  3,800,139
Piper Jaffray Equipment Trust 144A
  6%, 9/10/11(b)                                       3,150       3,087,000
                                                                ----------------
                                                                   6,887,139
                                                                ----------------
LIFE & HEALTH INSURANCE--0.1%
Principal Life Global Funding I
  144A 4.40%, 10/1/10(b)                               1,500       1,445,933

LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International,
  Inc. 6.75%, 8/15/14                                    985       1,008,329

MANAGED HEALTH CARE--0.1%
Cigna Corp. 7.40%, 5/15/07                             2,000       2,010,000

MORTGAGE REITS--0.4%
iStar Financial, Inc. 144A 5.95%,
  10/15/13(b)                                          5,725       5,716,636

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                       1,500       1,585,767
Viacom, Inc. 5.75%, 4/30/11                            1,800       1,801,958
                                                                ----------------
                                                                   3,387,725
                                                                ----------------
MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A
  3.90%, 10/22/08(b)                                   2,000       1,953,982

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co. 3.60%,
  3/1/09                                               2,000       1,932,940

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc. 6.50%, 8/15/11                         2,825       2,855,719

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10                        1,225       1,224,082
Hanover Compressor Co. 7.50%,
  4/15/13                                              1,000       1,007,500
                                                                ----------------
                                                                   2,231,582
                                                                ----------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Chesapeake Energy Corp. 7.625%,
  7/15/13                                              3,540       3,694,875
Denbury Resources, Inc. 7.50%,
  4/1/13                                               1,000       1,005,000
                                                                ----------------
                                                                   4,699,875
                                                                ----------------
OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The)
  9.25%, 2/1/10                                        2,000       2,098,862
Premcor Refining Group, Inc. (The)
  6.125%, 5/1/11                                       3,800       3,841,131
Valero Energy Corp. 6.125%, 4/15/07                    1,700       1,700,806
                                                                ----------------
                                                                   7,640,799
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
ONEOK Partners LP 5.90%, 4/1/12                      $ 1,915    $  1,937,011
Williams Cos., Inc. (The) 7.125%,
  9/1/11                                               2,500       2,606,250
                                                                ----------------
                                                                   4,543,261
                                                                ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp. 7.40%, 1/15/11                   3,000       3,219,405
Bosphorus Financial Services Ltd.
  144A 7.174%, 2/15/12(b)(c)                           2,000       2,027,650
ERAC USA Finance Co. 144A 5.30%,
  11/15/08(b)                                          2,385       2,374,792
MassMutual Global Funding II 144A
  3.50%, 3/15/10(b)                                    1,750       1,661,210
                                                                ----------------
                                                                   9,283,057
                                                                ----------------
PAPER PACKAGING--0.2%
Packaging Corporation of America
  4.375%, 8/1/08                                       3,000       2,943,585

PAPER PRODUCTS--0.8%
Abitibi-Consolidated Finance LP
  7.875%, 8/1/09                                       1,913       1,975,172
Bowater, Inc. 8.39%, 3/15/10(c)                        4,850       4,922,750
Georgia Pacific Corp. 7.70%, 6/15/15                   2,820       2,886,975
Verso Paper Holdings LLC and Verso
  Paper, Inc. 144A 9.121%,
  8/1/14(b)(c)                                         2,570       2,647,100
                                                                ----------------
                                                                  12,431,997
                                                                ----------------
PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp. 5.125%, 9/30/10                     2,000       1,964,954

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP 4.80%, 4/1/11                       5,000       4,826,890

RETAIL REITS--0.6%
Heritage Property Investment Trust
  4.50%, 10/15/09                                      2,750       2,674,592
Kimco Realty Corp. 4.82%, 8/15/11                      1,100       1,069,841
Simon Property Group LP 4.60%,
  6/15/10                                              3,825       3,728,373
Simon Property Group LP 5.60%,
  9/1/11                                               1,925       1,934,912
                                                                ----------------
                                                                   9,407,718
                                                                ----------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10                        3,500       3,416,718

SPECIALIZED REITS--0.0%
Ventas Realty LP/Ventas Capital
  Corp. 6.75%, 6/1/10                                    250         255,625

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09                         1,750       1,711,120

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Home Loans, Inc.
  5.625%, 7/15/09                                    $ 4,000    $  4,026,796
Golden West Financial Corp. 4.125%,
  8/15/07                                              1,000         992,985
                                                                ----------------
                                                                   5,019,781
                                                                ----------------
TOBACCO--0.2%
Philip Morris Capital Corp. 7.50%,
  7/16/09                                              3,500       3,630,550

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc.
  6.50%, 2/15/12                                       1,870       1,851,300

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series
  F 5.95%, 3/15/14                                     4,140       4,040,541
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $264,001,674)                                   264,104,284
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--24.4%

Adjustable Rate Mortgage Trust
  05-3, 2A1 4.696%, 7/25/35(c)                         3,833       3,796,683
Asset Securitization Corp. 96-D3,
  A1C 7.40%, 10/13/26                                    278         285,394
Banc of America Alternative Loan
  Trust 06-9, A1 6%, 1/25/37                          14,506      14,488,113
Bank of America Large Loan 06-LAQ H
  144A 6%, 2/9/21(b)(c)                                4,000       4,004,441
Bear Stearns Asset Backed
  Securities Net Interest Margin
  03-HE1N, N2 144A 6.50%, 1/25/34(b)                   2,371       2,355,896
Bear Stearns Asset Backed
  Securities Net Interest Margin
  04-HE1N, A2 144A 5.50%, 2/25/34(b)                   3,300       3,275,250
Bear Stearns Commercial Mortgage
  Securities 04-ESA J 144A 5.817%,
  5/14/16(b)                                           8,510       8,396,889
Bear Stearns Structured Products,
  Inc. 04-15, A2 P.O. 144A 0%,
  11/27/34(b)                                          6,750       6,433,891
Bear Stearns Structured Products,
  Inc. 04-5 A P.O. 144A 0%,
  2/25/34(b)                                           1,003         969,500
Bear Stearns Structured Products,
  Inc. 04-6 P.O. 0%, 2/25/34                             481         473,671
Bear Stearns Structured Products,
  Inc. 05-10 144A 7.83%,
  4/26/35(b)(c)                                        4,903       4,904,707
Bear Stearns Structured Products,
  Inc. 05-20N A 144A 8.82%,
  10/25/45(b)(c)                                       4,429       4,467,814
Bear Stearns Structured Products,
  Inc. 06-2, 2A1 144A 8.32%,
  3/27/46(b)(c)                                        2,863       2,871,983
Centex Home Equity 05-A, AF4 4.72%,
  10/25/31(c)                                          3,750       3,717,795


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
Chase Mortgage Finance Corp. 04-S1
  M 5.098%, 2/25/19(c)                               $ 2,105    $  2,052,504
Chase Mortgage Finance Corp. 04-S3,
  3A1 6%, 3/25/34                                      4,430       4,413,262
Chase Mortgage Finance Corp. 06-A1,
  4A1 6.072%, 9/25/36(c)                              13,183      13,188,174
Citicorp Mortgage Securities 06-7,
  1A1 6%, 12/25/36                                    11,889      11,842,403
Citigroup Mortgage Loan Trust, Inc.
  06-FX1, A4 6.081%, 10/25/36(c)                       7,000       6,951,875
Citigroup Mortgage Loan Trust, Inc.
  06-WF1, A2B 5.536%, 3/25/36(c)                       2,000       1,990,523
Countrywide Home Loan Mortgage
  Pass-Through Trust 02-34, B2
  5.75%, 1/25/33                                       1,688       1,667,610
Countrywide Home Loan Mortgage
  Pass-Through Trust 02-36, B2 6%,
  1/25/33                                              1,688       1,682,400
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                                       6,533       6,499,572
Countrywide Home Loans  07-1, A2
  6%, 3/25/37                                         15,600      15,563,438
Credit-Based Asset Servicing and
  Securitization 05-CB6, A3 5.12%,
  7/25/35(c)                                           6,000       5,942,534
Crown Castle Towers LLC 05-1A, AFX
  144A 4.643%, 6/15/35(b)                              6,000       5,850,153
Crown Castle Towers LLC 06-1A C
  144A 5.47%, 11/15/36(b)                              5,000       4,958,505
CS First Boston Mortgage Securities
  Corp. 01-CK1, A2 6.25%, 12/18/35                       458         458,863
CS First Boston Mortgage Securities
  Corp. 04-1, 1A1 5.75%, 2/25/34                       1,963       1,952,707
CS First Boston Mortgage Securities
  Corp. 05-12, 6A1 6%, 1/25/36                         5,992       5,965,593
CS First Boston Mortgage Securities
  Corp. 97-C2 B 6.72%, 1/17/35                         1,000       1,007,988
CS First Boston Mortgage Securities
  Corp. 98-C1 B 6.59%, 5/17/40                         1,200       1,215,849
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31                            143         144,358
First Horizon Mortgage Pass-Through
  Trust 03-2, 1A12 5.75%, 4/25/33                      3,920       3,817,505
First Horizon Mortgage Pass-Through
  Trust 04-AR4, 2A1 4.402%,
  8/25/34(c)                                           3,529       3,455,080
First Horizon Mortgage Pass-Through
  Trust 05-AR1, 2A1 5.015%,
  4/25/35(c)                                           3,909       3,887,519

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
First Plus Home Loan Trust 97-3, M2
  7.52%, 11/10/23                                    $    57    $     56,916
FMAC Loan Receivables Trust 98-CA,
  A2 144A 6.66%, 1/15/12(b)                            9,508       9,270,114
Global Signal Trust 06-1, A2 144A
  5.45%, 2/15/36(b)                                    6,000       5,986,237
GMAC Commercial Mortgage
  Securities, Inc. 97-C2, A3
  6.566%, 4/15/29                                        181         181,134
Greenwich Structured ARM Products
  05-4A, N1 144A 8.326%,
  7/27/45(b)(c)                                        2,128       2,122,062
GS Mortgage Securities Corp. II
  99-C1, A2 6.11%, 11/18/30(c)                           186         186,953
GSAMP Trust 05-NC1N 144A 5%,
  2/25/35(b)                                             110         108,460
GSR Mortgage Loan Trust 05-AR6, 3A1
  4.56%, 9/25/35(c)                                    6,757       6,591,951
Harborview Mortgage Loan Trust
  05-15, B8 7.075%, 10/20/45(c)                        4,637       4,585,989
Harborview Mortgage Loan Trust
  05-9, B-10 7.07%, 6/20/35(c)                         5,799       5,732,934
Harborview Net Interest Margin
  Corp. 06-7A, N1 144A 6.409%,
  9/19/36(b)                                           2,100       2,095,658
Indymac Index Mortgage Loan Trust
  05-AR8, B4 7.07%, 4/25/35(c)                         5,309       5,016,281
Indymac Index Mortgage Loan Trust
  06-AR25, 3A1 6.413%, 9/25/36(c)                      5,642       5,724,442
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3
  6.26%, 3/15/33                                         497         509,395
JPMorgan Mortgage Trust 05-S3, 1A12
  6%, 1/25/36                                          3,802       3,762,031
JPMorgan Mortgage Trust 05-S3, 2A2
  5.50%, 1/25/21                                       1,371       1,356,631
JPMorgan Mortgage Trust 06-A1, B1
  5.408%, 2/25/36(c)                                   7,727       7,563,068
MASTR Alternative Loans Trust 05-5,
  3A1 5.75%, 8/25/35                                   8,164       8,105,767
MASTR Alternative Net Interest
  Margin 06-6, N1 144A 6.326%,
  9/26/46(b)                                           3,124       3,079,631
MASTR Alternative Net Interest
  Margin Trust 05-CW1A, N1 144A
  6.75%, 12/26/35(b)                                   2,007       1,970,980
MASTR Resecuritization Trust 04-2
  144A 5.25%, 3/28/34(b)                               3,935       3,627,298
MASTR Resecuritization Trust 04-3
  144A 5%, 3/28/34(b)                                  2,267       2,091,690


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
MASTR Resecuritization Trust 05-1
  144A 5%, 10/28/34(b)                               $ 2,688    $  2,548,719
MASTR Resecuritization Trust 05-2
  144A 4.75%, 3/28/34(b)                               2,178       2,008,339
MASTR Resecuritzation Trust 05-4CI,
  N2 144A 8.32%, 4/26/45(b)                            3,250       3,187,641
MLCC Mortgage Investors, Inc. 06-3,
  2A1 6.129%, 10/25/36(c)                              7,751       7,821,590
Morgan Stanley Mortgage Loan Trust
  05-5AR, 4A1 5.539%, 9/25/35(c)                       2,615       2,594,978
Nationstar Net Interest Margin
  Trust 06-1, N1 144A 7.75%,
  6/25/36(b)                                           2,435       2,434,894
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                              248         258,686
RAAC Series 05-SP1, 1A1 5%, 9/25/34                    3,807       3,625,008
Residential Accredit Loans, Inc.
  05-QA4, A5 5.459%, 4/25/35(c)                        9,304       9,204,440
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.883%, 3/25/35(c)                                   3,649       3,594,424
Residential Funding Mortgage
  Security I 06-S4, A2 6%, 4/25/36                     9,269       9,310,107
SBA CMBS Trust 1A, B 144A 5.451%,
  11/15/36(b)                                          2,875       2,851,641
Structured Asset Securities Corp.
  03-32, 1A1 5.23%, 11/25/33(c)                        4,956       4,781,348
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                                5,207       5,179,135
Wachovia Mortgage Loan Trust LLC
  06-A, B1 5.441%, 5/20/36(c)                          3,452       3,370,784
Washington Mutual, Inc. 00-1, M3
  7.07%, 1/25/40(c)                                      668         669,336
Washington Mutual, Inc. 05-AR13,
  B13 144A 6.513%, 10/25/45(b)(c)                      4,759       3,990,851
Wells Fargo Mortgage Backed
  Securities Trust 04-R, 2A1
  4.349%, 9/25/34(c)                                   6,062       5,933,345
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.50%, 12/25/35                                     11,525      11,243,616
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1 5%,
  5/25/20                                              8,001       7,760,886
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.11%, 6/25/35(c)                                    5,000       4,918,750
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3 5%,
  10/25/35(c)                                          8,993       8,875,062
Wells Fargo Mortgage Backed
  Securities Trust 06-11, A8 6%,
  9/25/36                                              6,511       6,507,423

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
Wells Fargo Mortgage Backed
  Securities Trust 06-AR2, B1
  5.108%, 3/25/36(c)                                 $13,977    $ 13,595,069
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $373,649,279)                                   370,942,136
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--14.8%

ARGENTINA--0.7%
Republic of Argentina 5.59%,
  8/3/12(c)                                            6,810       4,892,985
Republic of Argentina PIK Interest
  Capitalization 8.28%, 12/31/33                       4,358       5,016,471
                                                                ----------------
                                                                   9,909,456
                                                                ----------------
AUSTRALIA--0.4%
Commonwealth of Australia Series
  909 7.50%, 9/15/09                                   6,915(f)    5,546,917

BRAZIL--1.9%
Federative Republic of Brazil
  9.25%, 10/22/10                                      4,608       5,195,520
Federative Republic of Brazil
  10.50%, 7/14/14                                      6,245       7,884,313
Federative Republic of Brazil
  12.50%, 1/5/16                                      28,901(g)   15,545,487
                                                                ----------------
                                                                  28,625,320
                                                                ----------------
CANADA--0.8%
Commonwealth of Canada 3.75%, 6/1/08                  14,575(h)   12,319,269

CHILE--0.6%
Republic of Chile 5.625%, 7/23/07                      1,250       1,251,000
Republic of Chile 5.76%, 1/28/08(c)                    4,000       4,010,000
Republic of Chile 7.125%, 1/11/12                      3,000       3,221,100
                                                                ----------------
                                                                   8,482,100
                                                                ----------------
COLOMBIA--0.7%
Republic of Colombia 9.75%, 4/23/09                    3,500       3,816,750
Republic of Colombia 10%, 1/23/12                      3,000       3,517,500
Republic of Colombia 7.175%,
  11/16/15(c)                                          2,900       3,048,625
                                                                ----------------
                                                                  10,382,875
                                                                ----------------
COSTA RICA--0.3%
Republic of Costa Rica 144A 9%,
  3/1/11(b)                                            4,000       4,450,000

GERMANY--0.8%
Federal Republic of Germany 144A
  3.25%, 4/17/09(b)                                    9,246(i)   11,866,935

MEXICO--1.7%
United Mexican States 8.375%,
  1/14/11                                              5,050       5,547,425
United Mexican States 7.50%, 1/14/12                   6,000       6,498,000
United Mexican States 6.625%, 3/3/15                   5,815       6,155,177


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
MEXICO--(CONTINUED)
United Mexican States Series MI10
  9.50%, 12/18/14                                     76,840(j) $  7,626,943
                                                                ----------------
                                                                  25,827,545
                                                                ----------------
NORWAY--0.5%
Kingdom of Norway 5.50%, 5/15/09                      44,100(k)    7,190,457

PHILIPPINES--1.4%
Republic of Philippines 8.375%,
  3/12/09                                            $ 8,610       9,115,837
Republic of Philippines 8.375%,
  2/15/11                                              6,135       6,687,150
Republic of Philippines 9%, 2/15/13                    5,050       5,820,125
                                                                ----------------
                                                                  21,623,112
                                                                ----------------
RUSSIA--1.0%
Russian Federation RegS 10%,
  6/26/07(e)                                           3,750       3,813,750
Russian Federation RegS 8.25%,
  3/31/10(e)                                          11,539      12,005,825
                                                                ----------------
                                                                  15,819,575
                                                                ----------------
SOUTH AFRICA--0.2%
Republic of South Africa Series
  R194 10%, 2/28/08                                   20,850(m)    2,950,642

SWEDEN--0.2%
Kingdom of Sweden Series 1043 5%,
  1/28/09                                             23,225(n)    3,412,262

TURKEY--2.0%
Republic of Turkey 10.50%, 1/13/08                     8,600       9,019,250
Republic of Turkey 11.75%, 6/15/10                     7,570       8,946,226
Republic of Turkey 11.50%, 1/23/12                     8,860      10,853,500
Republic of Turkey RegS 10%,
  9/19/07(e)                                           2,000       2,057,842
                                                                ----------------
                                                                  30,876,818
                                                                ----------------
UKRAINE--0.0%
Republic of Ukraine RegS 11%,
  3/15/07(e)                                             467         470,519

VENEZUELA--1.6%
Republic of Venezuela RegS 5.375%,
  8/7/10(e)                                           25,572      24,804,840
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $218,627,840)                                   224,558,642
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.1%

BRAZIL--0.2%
Banco do Brasil Cayman 144A 8.50%,
  9/20/14(b)                                           2,800       3,164,000

CANADA--0.3%
European Investment Bank 144A,
  4.60%, 1/30/37(b)                                    3,645(h)    3,060,090

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
CANADA--(CONTINUED)
Rogers Wireless Communications,
  Inc. 8%, 12/15/12                                  $   700    $    740,250
Thomson Corp. (The) 4.25%, 8/15/09                     1,000         969,166
                                                                ----------------
                                                                   4,769,506
                                                                ----------------
CHILE--0.6%
Celulosa Arauco Constitucion 7.75%,
  9/13/11                                              4,780       5,158,002
Empresa Nacional de Electricidad SA
  7.75%, 7/15/08                                       3,449       3,544,624
                                                                ----------------
                                                                   8,702,626
                                                                ----------------
CHINA--0.2%
NXP BV/NXP Funding LLC 144A 8.11%,
  10/15/13(b)(c)                                       3,040       3,112,200

GERMANY--1.0%
Aries Vermoegensverwaltung GmbH
  144A 6.919%, 10/25/07(b)(c)                          1,250(i)    1,666,667
Aries Vermoegensverwaltung GmbH
  144A 7.75%, 10/25/09(b)                              1,500(i)    2,167,644
Aries Vermoegensverwaltung GmbH
  RegS 9.60%, 10/25/14(e)                              5,000       6,352,425
Deutsche Bank AG NY Series GS
  2.513%, 3/22/12(c)                                   5,000       4,644,500
Deutsche Telekom International
  Finance BV 8%, 6/15/10                               1,000       1,077,126
                                                                ----------------
                                                                  15,908,362
                                                                ----------------
HONG KONG--0.1%
Hutchison Whampoa International
  Ltd. 144A 5.45%, 11/24/10(b)                         2,000       1,998,536

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%,
  11/16/10(b)                                          4,775       4,769,876
Vedanta Resources plc 144A 6.625%,
  2/22/10(b)                                           2,620       2,586,079
                                                                ----------------
                                                                   7,355,955
                                                                ----------------
KAZAKHSTAN--0.3%
Kazkommerts International BV 144A
  10.125%, 5/8/07(b)                                   2,750       2,780,938
Kazkommerts International BV 144A
  7.875%, 4/7/14(b)                                    1,000       1,028,125
TuranAlem Finance BV 144A 7.875%,
  6/2/10(b)                                            1,500       1,540,500
                                                                ----------------
                                                                   5,349,563
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
MALAYSIA--0.2%
Malaysia International Shipping
  Corp. Capital Ltd. 144A 5%,
  7/1/09(b)                                          $ 2,800    $  2,774,346

MEXICO--0.5%
America Movil S.A. de C.V. 5.985%,
  4/27/07(c)                                           3,000       3,000,000
America Movil S.A. de C.V. 4.125%,
  3/1/09                                               1,250       1,214,611
Pemex Project Funding Master Trust
  6.125%, 8/15/08                                      1,000       1,003,500
Pemex Project Funding Master Trust
  144A 6.66%, 6/15/10(b)(c)                            1,500       1,539,750
Vitro S.A. de C.V. 144A 8.625%,
  2/1/12(b)                                            1,040       1,055,600
                                                                ----------------
                                                                   7,813,461
                                                                ----------------
PHILIPPINES--0.1%
Philippine Long Distance Telephone
  Co. 7.85%, 3/6/07                                    1,000       1,006,250

POLAND--0.2%
Telekomunikacja Polska SA Finance
  BV 144A 7.75%, 12/10/08(b)                           2,700       2,792,799

QATAR--0.2%
Ras Laffan Liquefied Natural Gas
  Co., Ltd. 144A 3.437%, 9/15/09(b)                    2,833       2,765,364

RUSSIA--0.9%
Gazprom International SA 144A
  7.201%, 2/1/20(b)                                   33,000       3,138,000
Gazprom OAO (Gaz Capital SA) 144A
  6.212%, 11/22/16(b)                                 10,405      10,264,533
                                                                ----------------
                                                                  13,402,533
                                                                ----------------
SOUTH KOREA--0.5%
Export-Import Bank of Korea 4.50%,
  8/12/09                                              1,355       1,329,762
Korea Development Bank 4.25%,
  11/13/07                                             1,000         989,921
Korea Development Bank 3.875%,
  3/2/09                                               3,000       2,909,568
Korea Electric Power Corp.144A
  4.25%, 9/12/07(b)                                    1,500       1,487,286
Shinhan Bank 144A 4.50%,
  11/3/14(b)(c)                                          565         546,855
                                                                ----------------
                                                                   7,263,392
                                                                ----------------
UKRAINE--0.2%
Naftogaz Ukrainy 8.125%, 9/30/09                       2,900       2,904,553

UNITED KINGDOM--0.1%
British Telecommunications plc
  8.375%, 12/15/10                                     1,500       1,670,936

UNITED STATES--0.9%
Amvescap plc 4.50%, 12/15/09                           2,750       2,673,861

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
UNITED STATES--(CONTINUED)
General Electric Capital Corp.
  6.625%, 4/17/09                                      6,155(l) $  4,158,969
Intelsat Bermuda Ltd. 144A 8.86%,
  1/15/15(b)(c)                                      $   250         255,625
Intelsat Subsidiary Holding Co.
  Ltd. 10.252%, 1/15/12(c)                             2,000       2,020,000
Nova Chemicals Corp. 8.502%,
  11/15/13(c)                                          4,409       4,409,000
                                                                ----------------
                                                                  13,517,455
                                                                ----------------
VENEZUELA--0.1%
Corporacion Andina de Fomento
  5.20%, 5/21/13                                       1,000         968,234
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $107,616,927)                                   107,240,071
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
SCI Systems, Inc. Cv. 3%, 3/15/07                      2,000       2,000,000

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. Cv.
  2.875%, 9/30/10                                      1,195       1,135,250
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $3,009,191)                                       3,135,250
--------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(d)--0.3%

INDONESIA--0.3%
Republic of Indonesia 11.341%,
  6/15/09(c)                                           4,025       3,887,747
--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $4,025,000)                                       3,887,747
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--8.7%

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.40%,
  9/5/13(c)                                            1,569       1,587,402
HBI Branded Apparel Ltd., Inc.
  Tranche 5.40%, 3/15/14(c)                            1,885       1,939,194
Totes Isotoner Corp. Tranche 8.11%,
  2/28/14(c)                                             478         480,390
                                                                ----------------
                                                                   4,006,986
                                                                ----------------
APPLICATION SOFTWARE--0.2%
Activant Solutions, Inc. Tranche
  7.146%, 5/2/13(c)                                      957         957,734
Reynolds & Reynolds Co. (The)
  Tranche 7.88%, 10/24/12(c)                           3,001       3,038,513
                                                                ----------------
                                                                   3,996,247
                                                                ----------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
AUTO PARTS & EQUIPMENT--0.1%
Tenneco Automotive, Inc. Tranche B
  8.13%, 12/12/10(c)                                 $ 1,118    $  1,122,354

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B
  7.745%, 11/29/13(c)                                  2,800       2,842,000

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Tranche 7.001%,
  12/21/12(c)                                            262         263,364
Hertz Corp. Tranche B 7.001%,
  12/21/12(c)                                          1,770       1,781,222
                                                                ----------------
                                                                   2,044,586
                                                                ----------------
BROADCASTING & CABLE TV--0.9%
Charter Communications Operating
  LLC  Tranche 7.751%, 4/28/13(c)                      4,941       4,990,127
DIRECTV Holdings LLC Tranche B
  6.46%, 4/13/13(c)                                      562         565,899
Mediacom LLC Tranche C 6.649%,
  1/31/15(c)                                           4,750       4,752,969
PanAmSat Corp.Tranche B 7.51%,
  1/3/14(c)                                            2,955       2,984,550
                                                                ----------------
                                                                  13,293,545
                                                                ----------------
COMMODITY CHEMICALS--0.0%
Lyondell Chemical Co. Tranche
  7.372%, 8/16/13(c)                                     748         754,671

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Solar Capital Corp. Tranche 6.276%,
  2/11/13(c)                                           3,150       3,183,477

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The)
  Tranche 6.706%, 4/6/13(c)                            5,721       5,756,361

DISTRIBUTORS--0.3%
Building Materials Holding Tranche
  B 7.876%, 11/10/13(c)                                3,990       4,047,356

DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B 5.966%,
  8/16/12(c)                                           2,651       2,674,309

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Aramark LLC Tranche 7.49%,
  2/28/14(c)                                              94          95,197
Aramark LLC Tranche B 7.49%,
  2/28/14(c)                                           1,334       1,350,653
                                                                ----------------
                                                                   1,445,850
                                                                ----------------
DIVERSIFIED METALS & MINING--0.0%
Compass Minerals Group, Inc.
  Tranche 6.03%, 12/22/12(c)                             526         527,129

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
ELECTRIC UTILITIES--0.0%
Astoria Generating Co. LP Tranche
  6.88%, 2/23/13(c)                                  $     4    $      3,733

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
  Tranche 6.39%, 1/15/12(c)                            3,097       3,116,579
Allied Waste North America, Inc.
  Tranche A 6.795%, 1/15/12(c)                         1,373       1,381,769
Duratek, Inc. Tranche B 5.31%,
  6/30/16(c)                                             431         435,347
EnergySolutions Tranche B 5.31%,
  6/7/13(c)                                              948         957,159
EnviroCare Tranche C 5.31%,
  6/30/16(c)                                              45          45,736
                                                                ----------------
                                                                   5,936,590
                                                                ----------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Global Holdings, Inc.
  Co.Tranche  B 7.12%, 12/1/13(c)                      3,300       3,337,125

GENERAL REVENUE--0.0%
Wimar Opco LLC Tranche B 7.86%,
  1/3/12(c)                                              675         679,219

HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B 8.125%,
  11/1/13(c)                                           1,335       1,351,688
LifePoint Hospitals, Inc. Tranche B
  5.825%, 4/15/12(c)                                   5,139       5,145,063
                                                                ----------------
                                                                   6,496,751
                                                                ----------------
HEALTH CARE SERVICES--0.6%
Davita, Inc. Tranche B 7.21%,
  10/5/12(c)                                           4,554       4,594,322
Fresenius Medical Care AG & Co.
  Tranche B 6.325%, 3/31/13(c)                         4,020       3,981,941
                                                                ----------------
                                                                   8,576,263
                                                                ----------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B
  6.374%, 2/22/13(c)                                   1,583       1,586,994

HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
  6.88%, 12/1/12(c)                                    3,344       3,335,707

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Mirant North America LLC Tranche B
  6.55%, 1/3/13(c)                                     1,262       1,266,983
NRG Energy, Inc. Tranche B 7.25%,
  2/1/13(c)                                            7,856       7,924,618
                                                                ----------------
                                                                   9,191,601
                                                                ----------------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1 7.488%,
  8/24/11(c)                                           5,323       5,375,913


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Helix Energy Solutions Group, Inc.
  Tranche 5.162%, 7/1/13(c)                          $ 8,606    $  8,598,422

PAPER PRODUCTS--0.7%
Georgia-Pacific Corp. Tranche A
  6.88%, 12/20/10(c)                                   1,710       1,716,413
Georgia-Pacific Corp. Tranche B
  6.749%, 12/20/12(c)                                  4,727       4,756,795
NewPage Corp. Tranche B 7.20%,
  5/2/11(c)                                            4,100       4,151,366
                                                                ----------------
                                                                  10,624,574
                                                                ----------------
PHOTOGRAPHIC PRODUCTS--0.2%
Eastman Kodak Co. Tranche B 7.21%,
  10/18/12(c)                                          2,613       2,619,481

PUBLISHING--0.2%
Idearc, Inc. Tranche B 7.376%,
  11/17/14(c)                                          3,400       3,429,750

RESTAURANTS--0.0%
Burger King Corp. Tranche B1 6.46%,
  6/30/12(c)                                             373         374,787

SEMICONDUCTORS--0.4%
Advanced Micro Devices, Inc.
  Tranche B 7.63%, 10/24/13(c)                         2,845       2,871,428
Freescale Semiconductor, Inc.
  Tranche 7.37%, 12/1/13(c)                            2,835       2,852,719
                                                                ----------------
                                                                   5,724,147
                                                                ----------------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
  7.041%, 12/16/11(c)                                  1,083       1,092,657

TOBACCO--0.1%
Reynolds American, Inc. Tranche
  7.113%, 5/31/12(c)                                     980         989,263

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Tranche 7.13%,
  2/14/11                                                676         682,871
United Rentals, Inc. Tranche B
  7.13%, 2/14/11(c)                                      303         305,743
                                                                ----------------
                                                                     988,614
                                                                ----------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cricket Communications, Inc.
  Tranche B 7.97%, 6/16/13(c)                          3,582       3,624,536

Phoenix Multi-Sector Short Term Bond Fund


                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   ----------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B
  7.868%, 11/3/13(c)                                 $ 3,835  $    3,859,359
                                                              ------------------
                                                                   7,483,895
                                                              ------------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $131,289,753)                                   132,140,357
--------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c) (d)--0.3%

UNITED KINGDOM--0.3%
Yell Group plc Tranche B1 7.402%,
  2/9/13                                               1,925       1,941,844
INEOS Group Holdings plc Tranche B
  7.19%, 2/1/14                                        1,485       1,494,281
INEOS Group Holdings plc Tranche C
  7.69%, 2/1/15                                        1,485       1,494,281
--------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $4,913,264)                                       4,930,406
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $1,477,220,698)                               1,478,266,899
                                                              ------------------

SHORT-TERM INVESTMENTS--2.6%

COMMERCIAL PAPER(q)--2.6%
Lockhart Funding LLC 5.31%, 2/1/07                   $12,750  $   12,750,000
Lockhart Funding LLC 5.27%, 2/5/07                    10,000       9,994,145
AT&T, Inc. 5.25%, 2/6/07                               4,790       4,786,507
Chariot Funding LLC 5.27%, 2/7/07                     10,000       9,991,217
Sysco Corp. 5.25%, 2/8/07                              2,000       1,997,958
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $39,519,827)                                     39,519,827
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $1,516,740,525)                               1,517,786,726(a)

Other assets and liabilities, net--0.0%                             (104,401)
                                                              ------------------
NET ASSETS--100.0%                                            $1,517,682,325
                                                              ==================


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,640,491 and gross depreciation of $11,760,843 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,517,907,078.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $247,275,524 or 16.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Euro.
(j) Par value represents Mexican Peso.
(k) Par value represents Norwegian Krone.
(l) Par value represents New Zealand Dollar.
(m) Par value represents South African Rand.
(n) Par value represents Swedish Krona.
(o) All or a portion segregated as collateral for a when-issued security or forward currency contracts.
(p) When-issued security.
(q) The rate shown is the discount rate.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Series Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

  A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

        As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

        Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At January 31, 2007, the total value of these securities represented approximately 4.6% and 7.0%, respectively, of the net assets of the Multi-Sector Fixed Income Fund and the Multi-Sector Short Term Bond Fund.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

        In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

        A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

        Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

        At January 31, 2007, the Funds had entered into forward currency contracts as follows:

         Multi-Sector Fixed Income Fund


                                                                             Net
                               In                                         Unrealized
          Contract to        Exchange        Settlement                  Appreciation
            Receive            for              Date         Value      (Depreciation)
   -----------------------  -------------    ----------   -----------  ----------------

       JPY    85,623,375    USD 735,596        2/7/07       $710,137      $(25,459)
       JPY    41,178,375    USD 351,952        2/7/07        341,522       (10,430)
       JPY    40,555,200    USD 349,915        2/14/07       336,653       (13,262)
                                                                          ---------
                                                                          $(49,151)
                                                                          ---------

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


         Multi-Sector Short-Term Bond Fund


                                                                             Net
                               In                                         Unrealized
          Contract to        Exchange        Settlement                  Appreciation
            Receive            for              Date         Value      (Depreciation)
   -----------------------  -------------    ----------   -----------  ----------------

       JPY    845,297,020    USD 7,262,002     2/7/07       $7,010,665     $ (251,337)
       JPY    441,981,225    USD 3,777,617     2/7/07        3,665,673       (111,944)
       JPY    413,663,040    USD 3,569,138     2/14/07       3,433,856       (135,282)
       JPY  1,138,230,000    USD 9,485,882     4/24/07       9,536,194         50,312
                                                                           ----------
                                                                           $ (448,251)
                                                                           ----------

      JPY Japanese Yen       USD United States Dollar

   F. LOAN AGREEMENTS

        Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

   G. CREDIT LINKED NOTES

        Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

   H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

        Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

        In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

        Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

        High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

        Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

        Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

        At January 31, 2007, the Multi-Sector Fixed Income Fund held the following restricted security:


                                                                       Market             % of
                                    Acquisition      Acquisition       Value              Net Assets
                                    Date             Cost              at 1/31/07         at 1/31/07
                                    --------------------------------------------------------------------
        Northampton Pulp LLC        12/30/99         $348,720          $5,840             0.0%


        The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Multi-Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.